Taxation - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax Expenses
Current tax charge	£ 726	£ 607	£ 575
Net tax paid	£ 638	£ 662	£ 619
Applicable tax rate	25.00%	25.30%	24.90%
Average effective tax rate	24.40%	24.00%	22.10%
Income not taxable and expenses not deductible, research and development and other tax	£ 20	£ 21	£ 21
Uncertain tax provisions	159	168
United Kingdom
Disclosure Of Income Tax Expenses
Current tax charge	£ 218	£ 187	£ 157